MFS® DIVERSIFIED INCOME FUND	MFS® NEW DISCOVERY VALUE FUND
MFS® GOVERNMENT SECURITIES FUND

Effective immediately, all references and information related to MFS Global Real Estate Fund, except references and information in the sub-section entitled "Commissions and Distribution Plan Payments" under the main heading "Appendix J – Financial Intermediary Compensation," are hereby deleted in their entirety.

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